Prepaid Land Lease Payments - Schedule of Prepaid Land Lease Payments (Details) - Use Rights [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite Lived Intangible Assets [Line Items]
Prepaid land lease payments	$ 10,372	$ 10,502
Less: accumulated amortization	2,407	2,198
Net carrying value	$ 7,965	$ 8,304